INCOME TAXES - Summary of principle components of deferred tax assets and deferred taxes liability (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Deductible temporary difference related to advertising expenses	¥ 893,927	¥ 786,469
Net operating loss carrying forwards	782,319	827,031
Transfer of intangible assets	833	1,002
Accrued liabilities	1,904	1,891
Total deferred tax assets	1,678,983	1,616,393
Less: valuation allowance	(1,678,983)	(1,616,393)	¥ (1,397,121)	¥ (1,351,067)
Deferred tax assets, net	0	0
Deferred tax liabilities
Building and land use right	63,906	65,706
Intangible assets	10,589	4,475
Unrecognized gains of investments	753	423
Total deferred tax liabilities	¥ 75,248	¥ 70,604